Property, plant and equipment - Impairment of non-financial assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Property, plant and equipment
Impairment	$ 3,283
Assets and projects under construction, PPE
Property, plant and equipment
Impairment	3,283
Juiz de Fora and Tres Marias system
Property, plant and equipment
Impairment	$ 0